UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             AMENDMENT TO FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03931


                               Clipper Fund, Inc.
               (Exact name of registrant as specified in charter)


                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
               (Address of principal executive offices) (Zip code)


                                 James H. Gipson
                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
                     (Name and address of agent for service)


                                    Copy to:
                              Michael Glazer, Esq.
                    c/o Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                                 (213) 683-6207

        Registrant's telephone number, including area code: 800-776-5033

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003




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Item 9: Controls and Procedures

(a) The Fund's Form N-CSR Disclosure Controls and Procedures delegate to Pacific Financial Research, Inc. ("PFR"), as the Fund's investment adviser, the task of preparing and filing the Fund's Form N-CSR Reports, and in that connection direct the Fund's principal executive and financial officers to review and evaluate PFR's disclosure controls and procedures with respect to the Fund (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")). PFR's disclosure controls and procedures were not documented until September 2004 (the "Current Controls and Procedures"). The Fund's principal executive and principal financial officers have evaluated the Current Controls and Procedures within 90 days of the filing date of this amended report (the "Evaluation Date") and have concluded that the Current Controls and Procedures are effective.

In connection with their recent evaluation of the Current Controls and Procedures, such officers also evaluated PFR's unwritten controls and procedures with respect to generation of the Fund's shareholder reports (the "Prior Controls and Procedures") that were in effect at the time of initial filing of the report amended hereby (the "Original Filing"), including the report to shareholders filed as item 1 thereof (the "Shareholder Report"). They concluded as follows:

        (i) The provisions of the Prior Controls and Procedures with respect to the financial information contained in the Shareholder Report were the same in all material respects as those of the Current Controls and Procedures and were effective as of the date of the Original Filing.

        (ii) The provisions of the Prior Controls and Procedures with respect to the non-financial information contained in the Shareholder Report were substantially the same as those of the Current Controls and Procedures. However, the Prior Controls and Procedures were not implemented in a fully effective manner with respect to non-financial information as of the date of the Original Filing. Accordingly, the Current Controls and Procedures have added a review of this type of information by the Fund's newly appointed Chief Compliance Officer.

        (iii) The Prior Controls and Procedures did not include provisions to ensure that responses to all items of Form N-CSR (including those added by this amendment), other than the Shareholder Report provided in accordance with item 1 of the Form, were included in the Original Filing, and thus were not effective in that regard. Accordingly, the Current Controls and Procedures have added provisions with respect to such other items.

(b) There have been no changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10(b):  Certifications

Attached as Exhibit 10(b) are the certifications of the principal executive and principal financial officers required by Rule 30a-2 of the Investment Company Act.





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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 CLIPPER FUND, INC.

By (Signature and Title)*    /s/ James H. Gipson
                             James H. Gipson, Chairman & President

Date                         September 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ James Gipson
                             James H. Gipson, Chairman & President

Date                         September 21, 2004


By (Signature and Title)*    /s/ Michael Kromm
                             Michael Kromm, Secretary & Treasurer

Date                         September 21, 2004



* Print the name and title of each signing officer under his or her signature.




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                                  EXHIBIT 10(b)

                                 CERTIFICATIONS


I, James H. Gipson, certify that:

1. I have reviewed this report on Form N-CSR of Clipper Fund, Inc. (the "Fund");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) for the Fund and have:

        a. designed such disclosure controls and procedures to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b. evaluated the effectiveness of the Fund's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

        c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date; and

4. The Fund's other certifying officer and I have disclosed, based on our most recent evaluation, to the Fund's auditors and the audit committee of the Fund's board of directors (or persons performing the equivalent functions):

        a. all significant deficiencies in the design or operation of internal controls which could adversely affect the Fund's ability to record, process, summarize, and report financial data and have identified for the Fund's auditors any material weaknesses in internal controls; and

        b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls; and

5. The Fund's other certifying officer and I have indicated in this report whether or not there were any significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: September 21, 2004

                              /s/ James H. Gipson
                              James H. Gipson
                              Chairman & President






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I, Michael Kromm, certify that:

1. I have reviewed this report on Form N-CSR of Clipper Fund, Inc. (the "Fund");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) for the Fund and have:

        a. designed such disclosure controls and procedures to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b. evaluated the effectiveness of the Fund's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

        c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date; and

4. The Fund's other certifying officer and I have disclosed, based on our most recent evaluation, to the Fund's auditors and the audit committee of the Fund's board of directors (or persons performing the equivalent functions):

        a. all significant deficiencies in the design or operation of internal controls which could adversely affect the Fund's ability to record, process, summarize, and report financial data and have identified for the Fund's auditors any material weaknesses in internal controls; and

        b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls; and

5. The Fund's other certifying officer and I have indicated in this report whether or not there were any significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: September 21, 2004

                             /s/ Michael Kromm
                             Michael Kromm
                             Secretary & Treasurer